TRADE PAYABLES AND OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2024
Trade Payables And Other Current Liabilities
TRADE PAYABLES AND OTHER CURRENT LIABILITIES

12.	TRADE PAYABLES AND OTHER CURRENT LIABILITIES

The composition of trade payables and other current liabilities as of as of June 30, 2024 and December 31, 2023 is as follows:

	06/30/2024	12/31/2023
Trade payables	27,378	31,812
Customer online wallets	7,987	7,582
Other current liabilities	5,623	6,856
Accruals	529	750
Total	41,517	47,000
Of which:
with related parties (Note 15)	6,096	9,670

The customer online wallets are the net difference between funds deposited by customers, plus winning wagers, less losing wagers and less customers withdrawals.

Accruals include Codere Online’s commitments to its staff under the labor legislation prevailing in each market as well as the labor contingencies recognized in each reporting period.

The details of other current liabilities as of June 30, 2024 and December 31, 2023 is as follows:

	06/30/2024	12/31/2023
Accrued salaries	596	1,372
Current tax liabilities	4,810	5,478
Others	217	6
Total	5,623	6,856